SHARE-BASED COMPENSATION	6 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Manager and the Corporation have granted share-based compensation awards to certain employees and non-employee directors of the Manager, under a number of compensation plans (the “Equity Plans”). The Equity Plans provide for the granting of share options, restricted shares, escrowed shares and deferred share and restricted share units which contain certain service or performance requirements of the Manager or the Corporation.
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)
Expenses arising from equity classified share-based awards	$5
Recovery arising from liability classified share-based awards	(45)
$(40)
The Equity Plans are described below. The Corporation initially entered into these Equity Plans with their employees, some of whom following the spin-off of the asset management business became employees of the Manager. At the time of the Arrangement all outstanding awards under these plans were modified such that the awards were split into two awards on a 4:1 basis, consistent with how shareholders participated in the Arrangement. As a result, a lower strike price was set for the historically held awards and a new strike price was set for the newly issued Manager awards in order to provide awardees equivalent value before and after the Arrangement. Following the Arrangement, the Manager employees are entitled to retain both the existing Corporation awards and the newly issued Manager awards. In accordance with ASC 718-20-35-6 the Manager considers such changes to be modifications for the purposes of ASC 718, Compensation - Stock Compensation. As a result, the Manager has determined the incremental fair value of the modified instruments and will reflect the impact of the modification prospectively with the share based compensation expense recognized in the Manager's financial statements for awards granted to its employees. Total share-based compensation expense included for the period ended December 31, 2022 relation to the Corporation awards and the Manager awards for employees of Manager is $4 million and $1 million, respectively. All share count and per share disclosure are presented on a post-spin-off basis.
In accordance with the Arrangement, the Manager entered the AMSA whereby the costs of its employees providing services to Brookfield Asset Management ULC are reimbursed on a cost recovery basis. The income related to these employee costs is recorded as Other Revenue (Expense) in the Consolidated Statement of Comprehensive Income and resulted in $35 million owed by the Manager to Brookfield Asset Management ULC under the Relationship Agreement due to the movement in the fair value of liability classified awards in the period.
Management Share Option Plan
As summarized above, the Manager recognizes any awards associated with the existing Equity Plans for its employees irrespective of whether the awards were granted by the Corporation or the Manager. The issuance of new Manager awards has been treated as a modification of the previous Corporation plan under ASC 718, Compensation - Stock Compensation. Options issued under the Management Share Option Plan (“MSOP”) of both the Corporation and the Manager vest over a period of up to five years, expire ten years after the grant date and are settled through issuance of Class A shares of the Corporation or the Manager. The exercise price is equal to the market price at the grant date. For the year ended December 31, 2022, the total expense incurred by the Manager with respect to MSOP totaled $1 million.
The change in the number of options during the period ended December 31, 2022 was as follows:

	Brookfield Asset Management Ltd.[1]		Brookfield Corporation[2]
	Number of Options (000's)	Weighted-Average Exercise Price	Number of Options (000's)	Weighted-Average Exercise Price
Outstanding as at July 4, 2022	—	$—	—	$—
Transferred	—	—	13,972	23.77
Granted	3,663	22.39	899	46.62
Exercised	(24)	12.18	(309)	13.90
Cancelled	—	—	(9)	46.62
Outstanding as at December 31, 2022	3,639	$22.45	14,553	$25.38
1 - Represents the continuity of the Manager options relating to only those employees of the Manager based on the Manager's weighted average exercise price which differs from that of the Corporation.
2 - Represents the continuity of the Corporation's options relating to only those employees of the Manager based on the Corporation's weighted average exercise price which differs from that of the Manager.

The weighted-average fair value of the Manager MSOP granted for the year ended December 31, 2022 was $3.50, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022	Unit
Weighted-average share price	US$	$22.39
Average term to exercise	Years	7.4
Share price volatility[1]	%	22.2
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.8
Risk-free rate	%	2.1
1 - Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.

The weighted-average fair value of the Corporation MSOP granted for the year ended December 31, 2022 was $8.82, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022	Unit
Weighted-average share price	US$	$46.62
Average term to exercise	Years	7.5
Share price volatility[1]	%	24.8
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.4
Risk-free rate	%	1.9
1 - Share price volatility was determined based on implied volatilities consistent with Brookfield Corporation's historical share prices over a similar period to the average term to exercise.
Escrowed Stock Plan
As summarized above, the execution of the Arrangement triggered a make-whole arrangement for the employee participants of the Equity Plans, whereby existing Escrowed Stock Plan (the “ES Plan”) participants were provided with both escrow shares of the Corporation and the Manager. Such awards provide executives with indirect ownership of Class A shares of both the Corporation and the Manager. Under the ES Plans, executives are granted common shares (the “ES Shares”) in one or more wholly owned private companies that own Class A shares of the Manager and the Corporation. These Class A shares held by the private companies are accounted for as treasury shares in the consolidated statements of the Manager. The issuance of additional instruments under the Arrangement is accounted for as a modification under ASC 718, Compensation - Stock Compensation, for it is a make-whole arrangement due to the equity restructuring associated with the spin-off.
The ES shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than ten years from the grant date, all outstanding ES shares will be exchanged for Class A shares issued by the Corporation or the Manager based on the market value of the respective Class A shares at the time of the exchange. The number of Class A shares issued on exchange will be less than the Class A shares purchased under the ES Plan resulting in a net reduction in the number of Class A shares issued by the Manager.
For the period ended December 31, 2022, the total expense incurred with respect to the ES Plan totaled $3 million.
The change in the number of ES shares during the period ended December 31, 2022 was as follows:

	Brookfield Asset Management Ltd.[1]		Brookfield Corporation[2]
	Number of Options (000's)	Weighted-Average Exercise Price	Number of Options (000's)	Weighted-Average Exercise Price
Outstanding as at July 4, 2022	—	$—	—	$—
Transferred	—	—	5	42.62
Granted	5,452	29.64	16,319	34.84
Exercised	—	—	—	—
Outstanding as at December 31, 2022	5,452	$29.64	16,324	$34.84
1 - Represents the continuity of the Manager ES relating to only those employees of the Manager based on the Manager's weighted average exercise price which differs from that of the Corporation.
2 - Represents the continuity of the Corporation ES relating to only those employees of the Manager. based on the Corporation's weighted average exercise price which differs from that of the Manager.

The weighted-average fair value of the Manager escrowed shares granted for the period ended December 31, 2022 was $3.83, and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit
Weighted-average share price	US$	$29.64
Average term to exercise	Years	6.87
Share price volatility[1]	%	28.9
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	5.3
Risk-free rate	%	3.7
1 - Share price volatility was determined based on implied volatilities consistent with the Corporation's historical share prices over a similar period to the average term to exercise.
The weighted-average fair value of the Corporation escrowed shares granted for the period ended December 31, 2022 was $7.50, and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS)	Unit
Weighted-average share price	US$	$34.84
Average term to exercise	Years	7.1
Share price volatility[1]	%	27.0
Liquidity discount	%	25.0
Weighted-average annual dividend yield	%	1.0
Risk-free rate	%	4.0
1 - Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
Restricted Stock Plan
As summarized above, the execution of the Arrangement triggered a make-whole arrangement for the employee participants of the Equity Plans, whereby existing awardees of the Corporation's Restricted Stock Plans were provided with newly issued restricted shares of the Manager. This arrangement was intended to make the participant whole for the loss in value of the share price due to the execution of the Arrangement. Such arrangement has been accounted for as a modification under ASC 718, Compensation - Stock Compensation. The Restricted Stock Plan awards executives with Class A shares of the Corporation and the Manager purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
During the period from July 4, 2022 to December 31, 2022, there were 1.2 million Class A Corporation shares outstanding to Manager employees and the Manager granted 0.3 million Class A shares at the time of the spin-off pursuant to the terms and conditions of the Restricted Stock Plan to employees of the Manager, resulting in the recognition of $1 million of compensation expense.
Deferred Share Unit Plan and Restricted Share Unit Plan
The Deferred Share Unit ("DSU") Plan and Restricted Share Unit ("RSU") Plan provides for the issuance of DSUs and RSUs, respectively. Under these plans, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs and RSUs. The DSUs and RSUs vest over periods of up to five years, and DSUs accumulate additional DSUs at the same rate as dividends on Class A shares of the Corporation and the Manager based on the market value of the Class A shares of the Manager at the time of the dividend. Participants may convert vested DSUs and RSUs into cash upon retirement or cessation of employment.
As part of the Arrangement, the employment of certain awardees holding existing DSUs and RSUs granted by the Corporation was transferred to the Manager. In an effort to make the participating employees whole for the loss in value of the existing DSUs and RSUs, the Corporation granted new awards which are structured to track against the share price of the Manager.
The value of these DSUs, when converted to cash, will be equivalent to the market value of the Class A shares of the Corporation and the Manager at the time the conversion takes place. The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of Class A shares of the Corporation or the Manager at the time the conversion takes place and the market price on the date the RSUs are granted. The fair value of the vested DSUs and RSUs as at December 31, 2022 was $369 million.
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs and RSUs. The new grant of DSUs as part of the make-whole arrangement is considered a modification under ASC 718, Compensation - Stock Compensation. As these awards are liability classified, the amount payable in respect of vested DSUs and RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For the period ended December 31, 2022, employee compensation recovery totaled $45 million due to a change in the underlying share price.
The change in the number of the Corporation DSUs and RSUs outstanding to employees of the Manager for the period ended December 31, 2022 was as follows:

	Brookfield Corporation
	DSUs		RSUs
	Number of Units Tracking to BAM Ltd. share price (000's)	Number of Units Tracking to BN share price (000's)	Number of Units (000's)	Weighted-Average Exercise Price
Outstanding as at July 4, 2022	—	—	—	$—
Transferred	—	6,011	5,488	6.11
Granted and reinvested	1,207	56	—	—
Exercised and cancelled	—	—	—	—
Outstanding as at December 31, 2022	1,207	6,067	5,488	$6.11